Note 9. Debt and Capital Lease Obligations (Principal Payments on Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finance Obligations Under Sale Leaseback [Member]
Debt Instrument [Line Items]
Long Term Debt Maturities Repayments Of Principal Total	$ 5,714.2
Solar Energy [Member]
Debt Instrument [Line Items]
Other System Financing transactions	67.0	121.9
Solar Energy [Member] | Other System Financing [Member]
Debt Instrument [Line Items]
Long-term Debt, Current Maturities		16.2
Long-term Debt, Excluding Current Maturities		$ 50.8